PROPERTY, PLANT AND EQUIPMENT - Accumulated Depreciation and Impairment Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 1,940.2
Balance, end of the year	2,436.1	$ 1,940.2
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2,491.5	2,358.0
Depreciation expense	302.1	285.7
Disposals	(75.1)	(28.1)
Reversal of impairment charges		(124.1)
Balance, end of the year	2,718.5	2,491.5
Accumulated depreciation, amortisation and impairment | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	0.0
Depreciation expense	0.0	0.0
Disposals	0.0	0.0
Reversal of impairment charges		0.0
Balance, end of the year	0.0	0.0
Accumulated depreciation, amortisation and impairment | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,469.2	1,481.5
Depreciation expense	140.4	111.8
Disposals	0.0	0.0
Reversal of impairment charges		(124.1)
Balance, end of the year	1,609.6	1,469.2
Accumulated depreciation, amortisation and impairment | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,022.3	876.5
Depreciation expense	161.7	173.9
Disposals	(75.1)	(28.1)
Reversal of impairment charges		0.0
Balance, end of the year	1,108.9	1,022.3
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,940.2
Balance, end of the year	2,436.1	1,940.2
Gross carrying amount | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	7.1
Balance, end of the year	515.1	7.1
Gross carrying amount | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,016.9
Balance, end of the year	1,109.7	1,016.9
Gross carrying amount | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	916.2
Balance, end of the year	$ 811.3	$ 916.2